Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Accrued marketing expense	¥ 105,544		¥ 62,159
Accrued payment channel surcharges	26,053
Accrued professional service fee	21,333		20,374
Accrued technical services expense	16,854		4,838
Management fee payable to trust administrator	10,000
Payable for purchase of property, equipment and software	6,585
Others	25,245		13,978
Total accrued expenses and other liabilities	¥ 211,614	$ 32,524	¥ 101,349